Restructuring - Schedule of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 10,076	$ 39,346